PGIM JENNISON EQUITY INCOME FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek income and capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 21 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 45 of the Fund's Prospectus and in Rights of Accumulation on page 59 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PGIM JENNISON EQUITY INCOME FUND - USD ($)	Class A	Class B	Class C	Class R	Class Z		Class R6 [1]
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none		none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none	none		none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none		none
Redemption fee	none	none	none	none	none		none
Exchange fee	none	none	none	none	none		none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	none	[2]	none
[1]	Formerly known as Class Q.
[2]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PGIM JENNISON EQUITY INCOME FUND		Class A	Class B	Class C	Class R	Class Z	Class R6 [2]
Management fees	[1]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.75%	none	none
Other expenses		0.14%	0.19%	0.11%	0.21%	0.12%	0.43%
Total annual Fund operating expenses		1.18%	1.93%	1.85%	1.70%	0.86%	1.17%
Fee waiver and/or expense reimbursement		(0.05%)	none	none	(0.25%)	none	(0.37%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3],[4]	1.13%	1.93%	1.85%	1.45%	0.86%	0.80%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Formerly known as Class Q.
[3]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through February 29, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.80% of average daily net assets for Class R6 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This expense limitation may not be terminated prior to February 29, 2020, without the prior approval of the Fund’s Board of Directors
[4]	The distributor of the Fund has contractually agreed until February 29, 2020 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares, and to reduce its distribution and service (12b-1) fees for Class R shares to 0.50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to February 29, 2020 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PGIM JENNISON EQUITY INCOME FUND - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		659	899	1,159	1,899
Class B		696	906	1,142	1,968
Class C		288	582	1,001	2,169
Class R		148	511	900	1,988
Class Z		88	274	477	1,061
Class R6	[1]	82	335	608	1,387
[1]	Formerly known as Class Q.

If Shares Are Not Redeemed
Expense Example, No Redemption - PGIM JENNISON EQUITY INCOME FUND - USD ($)		1 Year	3 Years	5 Years	10 Years
Class A		659	899	1,159	1,899
Class B		196	606	1,042	1,968
Class C		188	582	1,001	2,169
Class R		148	511	900	1,988
Class Z		88	274	477	1,061
Class R6	[1]	82	335	608	1,387
[1]	Formerly known as Class Q.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE <br/><br/> Principal Investment Strategies.
The Fund invests under normal circumstances at least 65% of its total assets in income-producing equity and equity-related securities. Equity and equity-related securities include common stocks, securities convertible or exchangeable for common stock or the cash value of such common stock, nonconvertible preferred stocks and convertible securities, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and joint ventures and business development companies, securities of real estate investment trusts (REITs) and income and royalty trusts, publicly-traded master limited partnerships, American Depositary Receipts (ADRs) and other similar securities. The Fund may invest in securities of non-US issuers (foreign securities) including stocks and other equity-related securities, money market instruments and other fixed-income securities of foreign issuers. The Fund may also participate in the initial public offering (IPO) market.

The Fund seeks companies with the ability to sustain and/or grow their dividends. The Fund employs a value strategy to identify such companies, seeking companies the subadviser believes to be fundamentally sound, but are being valued at a discount to their true worth, as defined by the value of their earnings, free cash flow, the value of their assets, their private market value, or some combination of these factors.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may not be undervalued.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends, but does not permit a regulated investment company (such as the Fund) paying dividends attributable to such income to pass through this special treatment to its shareholders. Unless future legislation or regulatory guidance provides for a pass-through, investors in such a regulated investment company will treat such distributions as ordinary dividend income, as under prior law, whereas a direct REIT investor would benefit from the special treatment.

Initial Public Offerings Risk. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance.
The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class A Shares)<sup>1</sup>
[1]	The total return for Class A shares from January 1, 2018 through September 30, 2018 was 6.50%.

Best Quarter:		Worst Quarter:
19.85%	2nd Quarter 2009	-19.33%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-17)
Average Annual Total Returns - PGIM JENNISON EQUITY INCOME FUND		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B shares		9.62%	9.73%	6.48%
Class C shares		13.68%	9.88%	6.49%
Class R shares		15.21%	10.43%		9.01%	Jan. 18, 2011
Class Z shares		15.81%	10.97%		9.40%	Aug. 22, 2008
Class R6 shares	[1]	15.96%	11.10%		9.67%	Jan. 18, 2011
Class A Shares		9.23%	9.46%	6.68%
Class A Shares | Return After Taxes on Distributions		7.83%	7.75%	5.57%
Class A Shares | Return After Taxes on Distribution and Sale of Fund Shares		6.34%	7.26%	5.25%
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	[2]	16.43%	12.98%	6.96%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		21.82%	15.78%	8.49%
Lipper Equity Income Funds Average (reflects no deduction for sales charges or taxes)		15.45%	12.31%	6.99%
[1]	Formerly known as Class Q shares.
[2]	Returns for the Lipper Equity Income Funds Index reflect the expenses of the mutual funds included in the Index.

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.